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LORD ABBETT                                                            [GRAPHIC]
--------------------------------------------------------------------------------
                              2002
                               Semi-
                              Annual
                                Report


                             LORD ABBETT
                             AFFILIATED FUND







FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2002

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT AFFILIATED FUND SEMI-ANNUAL REPORT
FOR THE SIX-MONTHS ENDED APRIL 30, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Affiliated Fund's strategies and performance for the period ended April 30, 2002. On this and the following pages, we discuss the factors that influenced performance.

Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ ROBERT S. DOW

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------
Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTHS ENDED APRIL 30, 2002?

A. For the six-months ended April 30, 2002, Lord Abbett Affiliated Fund returned 8.14%(1), outperforming the S&P 500 Index(2), which returned 2.31% over the same period. Please refer to page 3 for Standardized Average Annual Total Returns.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Specifically, the Fund benefited from strong stock selection within the consumer cyclical sector, especially media and retail companies. Media stocks, which have been hurt during the past few quarters benefited from the possibility of an advertising rebound in 2002. The Fund's retail holdings experienced increased sales and reduced inventories at the end of the holiday season, conditions which continued into January and February. Select technology holdings and electric utility holdings also added relative value during the period.

Telecommunication services stocks performed poorly during the period as a result of soft consumer and business demand and an increasing competitive market environment. However, the Fund's significant underweight within this sector, relative to the S&P 500/Barra Value Index(3), helped offset the effects of this sector's negative performance.

(Unaudited)
--------------------------------------------------------------------------------

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. In the beginning of the period, the stock market regained ground lost after the events of September 11. Similar to the third quarter, the fourth quarter of 2001 was volatile, resulting in part from continued sluggish spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

While the third quarter of 2001 registered negative growth, fourth quarter data showed a slightly positive economic upturn. Strong automotive and housing markets and consumers resilient in the wake of September 11 were the impetus for growth. As the first quarter of 2002 progressed, consumer confidence levels continued to rise and leading economic indicators pointed toward a strengthening economy. On March 19, in a sign of improved sentiment, the Federal Open Market Committee decided to keep its target for the federal funds rate at 1.75% and declared that the economic risks are balanced between economic weakness and inflationary pressure.

Q. WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A. We expect the economy to continue to strengthen through the second quarter of 2002, and, barring any further terrorist events, we believe consumer confidence will remain strong. Additionally, we expect an increase in capital investment as the economic volatility of last year dissipates and business inventories rebuild after last quarter's write downs. While we do not believe there is currently an inflationary threat, we feel that if the economy continues to grow, the Federal Reserve Board will likely begin to raise short-term interest rates incrementally. Subsequently, economic growth in the third and fourth quarter of 2002 could take place at a slower rate than in the first half.

(Unaudited)
--------------------------------------------------------------------------------

Q. HOW IS THE FUND POSITIONED BASED ON THIS OUTLOOK?

A. Throughout the period, we continued to emphasize economically sensitive areas and the Fund opportunistically invested in select cyclical companies. We increased the Fund's exposure to consumer discretionary sectors, while we decreased the Fund's financial and healthcare holdings. In doing so, we believe that the Fund is positioned to benefit from the anticipated continued economic recovery.



STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75% WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: -1.15%, 5 YEARS: 10.87%, 10 YEARS: 13.77%.

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the six-months ended April 30, 2002.

(2) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance, this popular index includes a representative sample of leading companies in leading industries. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(3) The S&P 500 Barra Growth & Value indices are constructed by dividing the stocks in S&P 500 Index according to a single attribute; price-to-book ratios. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The Value Index contains companies with lower price-to-book ratios; conversely, the Growth Index has firms with higher price-to-book ratios. These indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: Investments in equity securities will fluctuate in response to general economic conditions and to changes in the prospects of particular companies and/or sectors in the company.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's current Prospectus.

The Fund's portfolio is actively managed and is subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002

                                                                            VALUE
INVESTMENTS                                      SHARES                     (000)
-----------------------------------------------------------------------------------
COMMON STOCKS 90.24%

AEROSPACE/DEFENSE 1.07%
Lockheed Martin Corp.                           2,212,900                $  139,191
                                                                         ----------
AGRICULTURAL PRODUCTS 0.32%
Archer-Daniels-Midland
Co.                                             3,132,500                    41,568
                                                                         ----------
AIR FREIGHT & COURIERS 1.65%
United Parcel Service,
Inc. Class B                                    3,570,000                   214,343
                                                                         ----------
AIRLINES 1.69%
AMR Corp.*                                      5,781,347                   124,126
Southwest Airlines Co.                          5,227,165                    95,187
                                                                         ----------
TOTAL                                                                       219,313
                                                                         ----------
AUTO COMPONENTS 0.57%
Delphi Corp.                                    4,735,100                    73,631
                                                                         ----------
BANKS: MAJOR REGIONAL 8.24%
Bank of New York Co.,
Inc.                                              734,440                    26,873
Bank One Corp.                                  2,075,500                    84,826
FleetBoston Financial
Corp.                                           3,354,100                   118,400
Mellon Financial Corp.                          6,652,540                   251,200
National City Corp.                               761,310                    23,753
Wachovia Corp.                                  6,927,215                   263,511
Wells Fargo & Co.                               5,928,005                   303,217
                                                                         ----------
TOTAL                                                                     1,071,780
                                                                         ----------
BEVERAGES 3.53%
Diageo plc ADR+                                 3,567,000                   188,516
PepsiCo, Inc.                                   5,217,000                   270,762
                                                                         ----------
TOTAL                                                                       459,278
                                                                         ----------
CHEMICALS 1.24%
International Flavors &
Fragrances, Inc.                                  146,175                     4,707
Praxair, Inc.                                   2,467,600                   140,900
Rohm & Haas Co.                                   413,345                    15,339
                                                                         ----------
TOTAL                                                                       160,946
                                                                         ----------

COMMERCIAL SERVICES & SUPPLIES 2.07%
First Data Corp.                                1,727,425                   137,313
Waste Management,
Inc.                                            5,026,170                   132,389
                                                                         ----------
TOTAL                                                                       269,702
                                                                         ----------
COMMUNICATIONS EQUIPMENT 1.87%
Lucent Technologies,
Inc. +*                                         9,861,925                    45,365
Motorola, Inc.+                                10,326,845                   159,033
QUALCOMM, Inc.+*                                1,282,355                    38,676
                                                                         ----------
TOTAL                                                                       243,074
                                                                         ----------
COMPUTERS: HARDWARE 2.48%
Apple Computer, Inc.*                          12,055,785                   292,594
Lexmark International,
Inc.                                              496,890                    29,704
                                                                         ----------
TOTAL                                                                       322,298
                                                                         ----------
COMPUTERS: PERIPHERALS 0.58%
EMC Corp.*                                      8,276,340                    75,646
                                                                         ----------
COMPUTERS: SOFTWARE 1.49%
Autodesk, Inc.+                              1,419,580.00                    26,106
Compuware Corp.*                                7,322,250                    57,406
PeopleSoft, Inc.+*                              4,749,050                   110,035
                                                                         ----------
TOTAL                                                                       193,547
                                                                         ----------
ELECTRIC COMPANIES 6.11%
Allegheny Energy, Inc.+                         1,482,300                    62,138
Dominion Resources,
Inc. +                                          2,776,300                   184,402
Duke Energy Corp.+                              2,998,200                   114,921
Exelon Corp.                                    2,505,925                   136,072
Progress Energy, Inc.                           3,259,800                   169,151


                       SEE NOTES TO FINANCIAL STATEMENTS.
4

APRIL 30, 2002

                                                                            VALUE
INVESTMENTS                                      SHARES                     (000)
-----------------------------------------------------------------------------------
Public Service
Enterprise Group, Inc.                          2,245,200                $  104,065
TXU Corp.+                                        436,900                    23,776
                                                                         ----------
TOTAL                                                                       794,525
                                                                         ----------
ENTERTAINMENT 3.30%
The Walt Disney Co.                             9,259,970                   214,646
Viacom, Inc.+*                                  4,564,695                   214,997
                                                                         ----------
TOTAL                                                                       429,643
                                                                         ----------
FINANCIAL: DIVERSIFIED 4.55%
Citigroup, Inc.                                 4,764,700                   206,312
J.P. Morgan Chase &
Co.                                             3,833,825                   134,567
MBNA Corp.                                        909,000                    32,224
Merrill Lynch & Co.                             3,054,260                   128,096
Morgan Stanley Dean
Witter & Co.                                    1,889,540                    90,169
                                                                         ----------
TOTAL                                                                       591,368
                                                                         ----------
FOOD & DRUG RETAILING 0.52%
Safeway, Inc.                                   1,617,200                    67,842
                                                                         ----------
FOOD PRODUCTS 0.28%
Kellogg Co.                                     1,023,055                    36,748
                                                                         ----------
HEALTHCARE: EQUIPMENT & SUPPLIES 0.59%
Guidant Corp.                                   2,025,600                    76,163
                                                                         ----------
HEALTHCARE: HOSPITAL MANAGEMENT 0.66%
HCA- The Healthcare
Co.                                             1,803,860                    86,206
                                                                         ----------
HEALTHCARE: MAJOR PHARMACEUTICALS 4.05%
Bristol-Myers Squibb
Co.                                             1,642,135                    47,293
Merck & Co., Inc.                                 566,125                    30,763
Pharmacia Corp.+                                1,530,000                    63,082
Schering-Plough Corp.                           9,730,800                   265,651
Wyeth                                           2,097,145                   119,537
                                                                         ----------
TOTAL                                                                       526,326
                                                                         ----------
INDUSTRIAL CONGLOMERATES 0.99%
Minnesota
Manufacturing &
Mining Co.                                      1,022,900                   128,681
                                                                         ----------
INSURANCE: MULTI-LINE 2.40%
American International
Group, Inc.                                     4,512,200                   311,883
                                                                         ----------
INSURANCE: PROPERTY-CASUALTY 1.06%
The Chubb Corp.                                   865,600                    66,392
Travelers Property
Casualty                                        3,835,105                    71,295
                                                                         ----------
TOTAL                                                                       137,687
                                                                         ----------
MACHINERY: DIVERSIFIED 2.39%
Caterpillar, Inc.                               1,096,100                    59,869
Deere & Co.                                     5,623,200                   251,694
                                                                         ----------
TOTAL                                                                       311,563
                                                                         ----------
MANUFACTURING: DIVERSIFIED 2.63%
Dover Corp.                                     1,825,200                    68,007
Illinois Tool Works, Inc.                         629,000                    45,351
Parker Hannifin Corp.+                          1,535,500                    76,698
United Technologies
Corp.                                           2,175,600                   152,662
                                                                         ----------
TOTAL                                                                       342,718
                                                                         ----------
MEDIA 3.18%
Clear Channel
Communications, Inc.                            1,983,680                    93,134
Comcast Corp.+                                  2,396,700                    64,112
Gannett Co., Inc.                               3,500,000                   256,550
                                                                         ----------
TOTAL                                                                       413,796
                                                                         ----------
METALS & MINING 1.42%
Alcoa, Inc.                                     5,429,360                   184,761
                                                                         ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2002

                                                                            VALUE
INVESTMENTS                                      SHARES                     (000)
-----------------------------------------------------------------------------------
NATURAL GAS 0.26%
El Paso Corp.+                                    843,400               $   33,736
                                                                        -----------
OFFICE ELECTRONICS 1.65%
Xerox Corp.+*                                  24,265,920                   214,753
                                                                        -----------
OIL: INTERNATIONAL INTEGRATED 5.55%
Exxon Mobil Corp.                              15,726,610                   631,738
Total Fina Elf SA ADR+                          1,195,500                    90,511
                                                                        -----------
TOTAL                                                                       722,249
                                                                        -----------
OIL & GAS: DRILLING & EQUIPMENT 2.41%
Baker Hughes, Inc.                              5,626,130                   211,993
Schlumberger Ltd.+                              1,853,200                   101,463
                                                                        -----------
TOTAL                                                                       313,456
                                                                        -----------
PAPER & FOREST PRODUCTS 2.51%
Bowater, Inc.                                   2,988,885                   142,510
International Paper Co.                         4,462,000                   184,861
                                                                        -----------
TOTAL                                                                       327,371
                                                                        -----------
PERSONAL PRODUCTS 0.88%
Gillette Co.                                    3,235,525                   114,796
                                                                        -----------
RAILROADS 2.33%
CSX Corp.                                       4,408,795                   159,466
Union Pacific Corp.+                            2,533,120                   143,881
                                                                        -----------
TOTAL                                                                       303,347
                                                                        -----------
REAL ESTATE 1.20%
Plum Creek Timber Co.,
Inc.                                            5,116,600                   155,800
                                                                        -----------
RETAIL: BUILDING SUPPLIES 1.04%
The Home Depot, Inc.                            2,908,775                   134,880
                                                                        -----------
RETAIL: GENERAL MERCHANDISE 2.70%
Target Corp.                                    8,046,890                   351,247
                                                                        -----------
RETAIL: OFFICE SUPPLIES 1.20%
Staples, Inc.+*                                 7,823,780                   156,241
                                                                        -----------
RETAIL: SPECIALTY APPAREL 2.19%
Gap, Inc.+                                      4,742,400                    66,915
The Limited, Inc.                               8,700,015                   166,692
The TJX Cos., Inc.                              1,166,050                    50,816
                                                                        -----------
TOTAL                                                                       284,423
                                                                        -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.31%
Flextronics Int'l. Ltd.                         1,081,570                    14,980
Teradyne, Inc.+                                 2,127,925                    70,115
Texas Instruments, Inc.                         2,751,600                    85,107
                                                                        -----------
TOTAL                                                                       170,202
                                                                        -----------
TELECOMMUNICATION SERVICES 2.71%
Qwest Communications
Int'l., Inc.                                    3,541,000                    17,811
SBC Communications,
Inc.                                            2,467,700                    76,647
Verizon
Communications, Inc.                            5,859,200                   235,013
WorldCom, Inc.-
WorldCom Group*                                 9,733,965                    24,130
                                                                        -----------
TOTAL                                                                       353,601
                                                                        -----------
TEXTILES & APPAREL 1.37%
NIKE, Inc.                                      3,046,055                   162,446
V.F. Corp.                                        404,040                    17,685
                                                                        -----------
TOTAL                                                                       180,131
                                                                        -----------
TOTAL COMMON STOCKS
(Cost $10,495,576,820)                                                  $11,740,460
                                                                        ===========

CONVERTIBLE PREFERRED SECURITIES 3.58%

AUTOMOBILES 0.69%
Ford Motor Co. Cap Tr II
6.50 % Conv. Pfd.                               1,600,000                    90,048
                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
6

APRIL 30, 2002

                                                                            VALUE
INVESTMENTS                                      SHARES                     (000)
-----------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT 0.20%

Lucent Technologies, Inc.
8.00% Conv. Pfd.*                                  28,750               $    26,025
                                                                        -----------
ELECTRIC COMPANIES 1.05%
Duke Energy Corp.
8.00% Conv. Pfd.                                3,200,000                    79,136
TXU Corp. 9.25%
Conv. Pfd.
Total                                           2,000,000                    57,020
                                                                        -----------
                                                                            136,156
                                                                        -----------
INSURANCE: LIFE/HEALTH 0.61%
MetLife Capital Trust I
8.00% Conv. Pfd.                                  750,000                    79,088
                                                                        -----------
INSURANCE: PROPERETY-CASUALTY 0.66%
Ace Ltd. 8.25%
Conv. Pfd.                                      1,000,000                    85,830
                                                                        -----------
NATURAL GAS 0.09%
Coastal Corp. 6.625%
Conv. Pfd.                                        425,180                    11,692
                                                                        -----------
OFFICE EQUIPMENT 0.09%
Xerox Corp. 7.50%
Conv. Pfd.                                        200,000                    12,200
                                                                        -----------
WIRELESS TELECOMMUNICATIONS 0.19%
Motorola, Inc. 7.00%
Conv. Pfd.*                                       525,000                    25,200
                                                                        -----------
TOTAL CONVERTIBLE PREFERRED
SECURITIES 3.58%
(Cost $378,238,024)                                                         466,239
                                                                        ===========
                                                PRINCIPAL
                                                  AMOUNT
                                                  ------
CONVERTIBLE BOND 0.13%

RETAIL: SPECIALTY APPAREL 0.13%
Gap, Inc. 5.75% due 3/15/2009
(Cost $15,000,000)                             $   15,000                    16,819
                                                                        ===========
SHORT TERM INVESTMENT 5.65%

REPURCHASE AGREEMENT 5.65%
Repurchase
Agreement dated
4/30/2002, 1.87% due
5/1/2002 from State
Street Bank
collateralized by
$141,680,000 of
Federal Home Loan
Mortgage Corp. from
zero coupon to 5.00%
due from 8/9/2002 to
1/15/2004,
$47,565,000 of
Federal Home Loan
Bank at 2.10% due
12/5/2002,
$304,060,000 Federal
National Mortgage
Association from
zero coupon to
7.625% due from
5/31/2002 to
9/15/2009 and
$252,900,000 of US
Treasury Notes at
3.625% due
7/15/2002; value-
$749,438,940;
proceeds:
$734,728,109.

Cost ($734,689,946)                            $  734,690               $   734,690
                                                                        ===========
TOTAL INVESTMENTS
99.60% (Cost $11,623,504,790)                                           $12,958,208
                                                                        ===========

*     Non-Income producing security.
+     Security (or a portion of security) on loan.
ADR - American Depository Receipt.


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2002

ASSETS:
   Investment in securities, at value (Cost $11,623,504,790)                                        $12,958,208,226
   Market value of collateral for securities loaned                                                     314,881,039
   Receivables:
      Interest and dividends                                                                             15,303,155
      Investment securities sold                                                                        916,843,811
      Capital shares sold                                                                                34,553,782
   Prepaid expenses and other assets                                                                      3,994,149
-------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                      14,243,784,162
-------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Securities lending collateral                                                                        314,881,039
   Payables:
      Investment securities purchased                                                                   887,546,348
      Capital shares reacquired                                                                          10,554,052
      Management fee                                                                                      3,505,459
      12b-1 distribution fees                                                                            10,768,932
      Directors' fees                                                                                     3,667,227
   Accrued expenses and other liabilities                                                                 3,044,123
-------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                  1,233,967,180
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          $13,009,816,982
-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                                      11,231,747,168
Distributions in excess of net investment income                                                        (48,864,236)
Accumulated net realized gain on investments                                                            492,230,614
Net unrealized appreciation on investments                                                            1,334,703,436
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          $13,009,816,982
-------------------------------------------------------------------------------------------------------------------
NET ASSETS BY CLASS:
Class A Shares                                                                                      $10,731,624,501
Class B Shares                                                                                      $ 1,127,056,854
Class C Shares                                                                                      $   777,955,724
Class P Shares                                                                                      $    75,199,092
Class Y Shares                                                                                      $   297,980,811

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                                          800,495,872
Class B Shares                                                                                           83,963,700
Class C Shares                                                                                           57,876,035
Class P Shares                                                                                            5,616,388
Class Y Shares                                                                                           22,177,047

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (NET ASSETS DIVIDED BY
   OUTSTANDING SHARES):
Class A Shares-Net asset value                                                                               $13.41
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                                              $14.23
Class B Shares-Net asset value                                                                               $13.42
Class C Shares-Net asset value                                                                               $13.44
Class P Shares-Net asset value                                                                               $13.39
Class Y Shares-Net asset value                                                                               $13.44
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.
8

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended April 30, 2002

INVESTMENT INCOME:
Dividends                                                                                              $101,964,513
Interest                                                                                                  6,930,924
Foreign withholding tax                                                                                    (218,886)
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                 108,676,551
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                                           18,991,597
12b-1 distribution plan-Class A                                                                          19,562,576
12b-1 distribution plan-Class B                                                                           5,242,058
12b-1 distribution plan-Class C                                                                           2,534,552
12b-1 distribution plan-Class P                                                                             127,699
Shareholder servicing                                                                                     6,878,304
Reports to shareholders                                                                                     611,376
Fund administration                                                                                         310,029
Custody                                                                                                     219,777
Professional                                                                                                219,466
Directors' fees                                                                                             177,347
Other                                                                                                       217,956
-------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                                           55,092,737
   Expense reductions                                                                                       (45,469)
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                             55,047,268
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                    53,629,283
-------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                                        499,706,222
Net change in unrealized appreciation/depreciation on investments                                       310,046,909
===================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                                        809,753,131
===================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $863,382,414
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                                                   ENDED                 YEAR ENDED
                                                                          APRIL 30, 2002                OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS                                            (UNAUDITED)                       2001
OPERATIONS:
Net investment income                                                    $    53,629,283            $   138,914,990
Net realized gain on investments                                             499,706,222                476,434,648
Net change in unrealized appreciation/depreciation
   on investments                                                            310,046,909             (2,107,642,639)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              863,382,414             (1,492,293,001)
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                   (88,331,982)              (162,336,241)
   Class B                                                                    (5,481,041)                (7,899,208)
   Class C                                                                    (1,939,327)                (4,261,505)
   Class P                                                                      (371,741)                  (326,040)
   Class Y                                                                    (2,643,846)                (3,005,837)
Net realized gain
   Class A                                                                  (406,085,431)              (868,795,033)
   Class B                                                                   (39,603,815)               (60,695,249)
   Class C                                                                   (24,603,659)               (28,499,626)
   Class P                                                                    (1,607,797)                (1,051,180)
   Class Y                                                                   (10,005,542)                (4,845,409)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (580,674,181)            (1,141,715,328)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                          1,808,992,979              2,438,970,427
Reinvestment of distributions                                                478,594,046                972,840,085
Cost of shares reacquired                                                   (634,593,981)            (1,128,179,526)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS                                                            1,652,993,044              2,283,630,986
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                      1,935,701,277               (350,377,343)
=====================================================================================================================
NET ASSETS:
Beginning of period                                                       11,074,115,705             11,424,493,048
---------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $13,009,816,982            $11,074,115,705
=====================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                         $   (48,864,236)           $    (3,725,582)
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.
10

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS ENDED                       YEAR ENDED 10/31
                                                      4/30/2002      ------------------------------------------------------------
                                                     (UNAUDITED)        2001         2000         1999         1998       1997
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD                                     $13.04        $16.47       $16.22       $14.56       $14.84     $13.02
                                                        ======        ======       ======       ======       ======     ======
Investment operations
  Net investment income                                    .06(a)        .19(a)       .24(a)       .21(a)       .24        .30

  Net realized and
     unrealized gain (loss)                               1.00         (1.99)        2.01         2.64         1.14       2.85
                                                        ------        ------       ------       ------       ------     ------
     Total from investment
        operations                                        1.06         (1.80)        2.25         2.85         1.38       3.15
                                                        ------        ------       ------       ------       ------     ------
Distributions to shareholders from:

  Net investment income                                   (.12)         (.24)        (.24)        (.24)        (.27)      (.30)

  Net realized gain                                       (.57)        (1.39)       (1.76)        (.95)       (1.39)     (1.03)
                                                        ------        ------       ------       ------       ------     ------
     Total distributions                                  (.69)        (1.63)       (2.00)       (1.19)       (1.66)     (1.33)
                                                        ------        ------       ------       ------       ------     ------
NET ASSET VALUE,
END OF PERIOD                                           $13.41        $13.04       $16.47       $16.22       $14.56     $14.84
                                                        ======        ======       ======       ======       ======     ======

Total Return(b)                                           8.14%(d)    (11.98)%      15.12%       20.69%       10.27%     25.80%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                                       .41%(d)       .79%         .79%         .74%         .63%       .65%

  Expenses, excluding
  expense reductions                                       .41%(d)       .80%         .80%         .74%         .63%       .65%

  Net investment income                                    .46%(d)      1.28%        1.62%        1.36%        1.64%      2.15%

                                      SIX MONTHS ENDED                         YEAR ENDED 10/31
                                         4/30/2002     --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                      (UNAUDITED)          2001            2000          1999          1998          1997
=================================================================================================================================
Net assets, end
  of period (000)                       $10,731,625    $9,363,248     $10,309,845    $9,307,645    $8,051,342    $7,487,605
Portfolio turnover rate                       29.21%        77.18%          52.27%        62.30%        56.49%        46.41%
=================================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   SIX MONTHS ENDED                       YEAR ENDED 10/31
                                                      4/30/2002      ------------------------------------------------------------
                                                     (UNAUDITED)        2001         2000         1999         1998       1997
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD                                     $13.06        $16.49       $16.23       $14.56       $14.84     $13.03
                                                        ======        ======       ======       ======       ======     ======
Investment operations

  Net investment income                                    .04(a)        .09(a)       .14(a)       .10(a)       .14        .20

  Net realized and
     unrealized gain (loss)                                .96         (1.99)        2.02         2.65         1.12       2.84
                                                        ------        ------       ------       ------       ------     ------
     Total from investment
        operations                                        1.00         (1.90)        2.16         2.75         1.26       3.04
                                                        ------        ------       ------       ------       ------     ------
Distributions to shareholders from:

  Net investment income                                   (.07)         (.14)        (.14)        (.13)        (.15)      (.20)

  Net realized gain                                       (.57)        (1.39)       (1.76)        (.95)       (1.39)     (1.03)
                                                        ------        ------       ------       ------       ------     ------
     Total distributions                                  (.64)        (1.53)       (1.90)       (1.08)       (1.54)     (1.23)
                                                        ------        ------       ------       ------       ------     ------
NET ASSET VALUE,
END OF PERIOD                                           $13.42        $13.06       $16.49       $16.23       $14.56     $14.84
                                                        ======        ======       ======       ======       ======     ======

Total Return(b)                                           7.69%(d)    (12.53)%      14.42%       19.87%        9.41%     24.78%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                                       .72%(d)      1.42%        1.44%        1.43%        1.38%      1.42%

  Expenses, excluding
  expense reductions                                       .72%(d)      1.43%        1.45%        1.43%        1.38%      1.42%

  Net investment income                                    .15%(d)       .62%         .94%         .66%         .87%      1.19%

                                      SIX MONTHS ENDED                         YEAR ENDED 10/31
                                         4/30/2002     --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                      (UNAUDITED)          2001            2000          1999          1998          1997
=================================================================================================================================
 Net assets, end
   of period (000)                      $1,127,057       $904,004        $713,161      $524,974      $315,695      $152,117

 Portfolio turnover rate                     29.21%         77.18%          52.27%        62.30%        56.49%        46.41%
=================================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.
12

                                                   SIX MONTHS ENDED                       YEAR ENDED 10/31
                                                      4/30/2002      ------------------------------------------------------------
                                                     (UNAUDITED)        2001         2000         1999         1998       1997
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD                                     $13.02        $16.49       $16.23       $14.56       $14.84     $13.02
                                                        ======        ======       ======       ======       ======     ======
Investment operations

  Net investment income                                    .02(a)        .05(a)       .14(a)       .10(a)       .14        .22

  Net realized and
     unrealized gain (loss)                               1.01         (1.99)        2.02         2.65         1.12       2.83
                                                        ------        ------       ------       ------       ------     ------
     Total from investment
        operations                                        1.03         (1.94)        2.16         2.75         1.26       3.05
                                                        ------        ------       ------       ------       ------     ------
Distributions to shareholders from:

  Net investment income                                   (.04)         (.14)        (.14)        (.13)        (.15)      (.20)

  Net realized gain                                       (.57)        (1.39)       (1.76)        (.95)       (1.39)     (1.03)
                                                        ------        ------       ------       ------       ------     ------
     Total distributions                                  (.61)        (1.53)       (1.90)       (1.08)       (1.54)     (1.23)
                                                        ------        ------       ------       ------       ------     ------
NET ASSET VALUE,
END OF PERIOD                                           $13.44        $13.02       $16.49       $16.23       $14.56     $14.84
                                                        ======        ======       ======       ======       ======     ======
Total Return(b)                                           7.93%(d)    (12.79)%      14.48%       19.80%        9.41%     24.88%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                                       .59%(d)      1.70%        1.44%        1.43%        1.40%      1.34%

  Expenses, excluding
  expense reductions                                       .59%(d)      1.71%        1.45%        1.43%        1.40%      1.34%

  Net investment income                                    .27%(d)       .32%         .93%         .66%         .85%      1.28%

                                      SIX MONTHS ENDED                         YEAR ENDED 10/31
                                         4/30/2002     --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                      (UNAUDITED)          2001            2000          1999          1998          1997
=================================================================================================================================
Net assets,
  end of period (000)                    $777,956        $555,759        $331,910      $197,440      $120,453       $58,032
Portfolio turnover rate                     29.21%          77.18%          52.27%        62.30%        56.49%        46.41%
=================================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                          12/8/1997(c)
                                                   SIX MONTHS ENDED             YEAR ENDED 10/31               TO
                                                      4/30/2002      -----------------------------------   10/31/1998
                                                     (UNAUDITED)        2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                    $13.02        $16.45       $16.19       $14.53       $14.24
                                                        ======        ======       ======       ======       ======
Investment operations

  Net investment income                                    .06(a)        .16(a)       .22(a)       .19(a)       .18

  Net realized and unrealized gain (loss)                  .99         (1.97)        2.02         2.63          .27
                                                        ------        ------       ------       ------       ------
     Total from investment operations                     1.05         (1.81)        2.24         2.82          .45
                                                        ------        ------       ------       ------       ------
Distributions to shareholders from:

  Net investment income                                   (.11)         (.23)        (.22)        (.21)        (.16)

  Net realized gain                                       (.57)        (1.39)       (1.76)        (.95)          --
                                                        ------        ------       ------       ------       ------
     Total distributions                                  (.68)        (1.62)       (1.98)       (1.16)        (.16)
                                                        ------        ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                          $13.39        $13.02       $16.45       $16.19       $14.53
                                                        ======        ======       ======       ======       ======
Total Return(b)                                           8.09%(d)    (12.07)%      15.11%       20.51%        3.21%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                   .44%(d)       .87%         .89%         .88%         .76%(d)

  Expenses, excluding expense reductions                   .44%(d)       .88%         .89%         .88%         .76%(d)

  Net investment income                                    .39%(d)      1.10%        1.30%        1.22%        1.21%(d)

                                      SIX MONTHS ENDED                YEAR ENDED 10/31               12/8/1997(c)
                                         4/30/2002        ----------------------------------------        TO
SUPPLEMENTAL DATA:                      (UNAUDITED)          2001            2000           1999      10/31/1998
==================================================================================================================
Net assets, end of period (000)           $75,199         $35,939         $12,072         $2,046        $1,811

Portfolio turnover rate                     29.21%          77.18%          52.27%         62.30%        56.49%
==================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.
14

                                                                                                          3/27/1998(c)
                                                   SIX MONTHS ENDED             YEAR ENDED 10/31               TO
                                                      4/30/2002      -----------------------------------   10/31/1998
                                                     (UNAUDITED)        2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                    $13.07        $16.50       $16.25       $14.57       $15.44
                                                        ======        ======       ======       ======       ======
Investment operations

  Net investment income                                    .07(a)        .22(a)       .30(a)       .26(a)       .15

  Net realized and unrealized gain (loss)                 1.01         (1.97)        2.01         2.65         (.89)
                                                        ------        ------       ------       ------       ------
     Total from investment operations                     1.08         (1.75)        2.31         2.91         (.74)
                                                        ------        ------       ------       ------       ------
Distributions to shareholders from:

  Net investment income                                   (.14)         (.29)        (.30)        (.28)        (.13)

  Net realized gain                                       (.57)        (1.39)       (1.76)        (.95)          --
                                                        ------        ------       ------       ------       ------
     Total distributions                                  (.71)        (1.68)       (2.06)       (1.23)        (.13)
                                                        ------        ------       ------       ------       ------

NET ASSET VALUE, END OF PERIOD                          $13.44        $13.07       $16.50       $16.25       $14.57
                                                        ======        ======       ======       ======       ======
Total Return(b)                                           8.31%(d)    (11.64)%      15.52%       21.15%      (4.77)%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                   .22%(d)       .42%         .44%         .43%         .24%(d)

  Expenses, excluding expense reductions                   .22%(d)       .43%         .46%         .43%         .24%(d)

  Net investment income                                    .64%(d)      1.53%        1.96%        1.67%        1.03%(d)

                                      SIX MONTHS ENDED                YEAR ENDED 10/31                3/27/1998(c)
                                         4/30/2002       -----------------------------------------        TO
SUPPLEMENTAL DATA:                      (UNAUDITED)          2001            2000           1999      10/31/1998
==================================================================================================================
Net assets, end of period (000)           $297,981       $215,165         $57,505        $48,649       $31,302

Portfolio turnover rate                      29.21%         77.18%          52.27%         62.30%        56.49%
==================================================================================================================

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Commencement of offering of class shares.

(d)  Not annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.       ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management company organized in 1934 and was reincorporated under Maryland law on November 26, 1975. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.       SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

======================================================================
First $200 million                                                .50%
Next $300 million                                                 .40%
Next $200 million                                                .375%
Next $200 million                                                 .35%
Over $900 million                                                 .30%

12b-1 DISTRIBUTION PLAN

The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                          CLASS A       CLASS B           CLASS C    CLASS P
----------------------------------------------------------------------------------
Service                       .25%(1)         .25%      up to .25%(4)      .20%
Distribution                  .10%(2)(3)      .75%      up to .75%(4)      .25%
Quarterly service fee           -                -      up to .25%(5)         -
Quarterly distribution fee      -                -      up to .75%(5)         -

(1) Annual service fee of shares sold prior to June 1, 1990 is 0.15% of the average daily net asset value.

(2) In addition, the Company pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(3) In addition, the Company pays an incremental marketing expense of approximately .03% of average daily net assets of Class A.

(4) Paid at the time such shares are sold, and generally amortized over a one-year period.

(5) Paid at each quarter-end after the first anniversary of the sale of such shares.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the six-months ended April 30, 2002:

DISTRIBUTOR COMMISSIONS                               DEALERS CONCESSIONS
-------------------------------------------------------------------------
$3,045,621                                                    $17,539,089

Certain of the Company's officers and Directors have an interest in Lord Abbett.

The Company along with certain other Funds managed by Lord Abbett (the "Underlying Funds"), have entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust pursuant to which each Underlying Fund will pay a portion of the expenses of Balanced Series in proportion to the average daily value of shares owned by the Balanced Series. Accrued expenses include $81,269 and other expenses include $117,165 pursuant to this Servicing Arrangement.

4.       DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. There was no capital loss carryforward at October 31, 2001. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of the distributions paid during the six months ended April 30, 2002 and the fiscal year ended October 31, 2001 is as follows:

                                                  4/30/2002          10/31/2001
-------------------------------------------------------------------------------
Distributions paid from:
    Ordinary income                              98,767,950         190,995,604
    Net long-term capital gains                 481,906,231         950,719,724
-------------------------------------------------------------------------------
Total taxable distributions                     580,674,181       1,141,715,328
-------------------------------------------------------------------------------

5.       PORTFOLIO SECURITIES TRANSACTIONS

The Company may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of April 30, 2002, the value of securities loaned was $314,881,039. These loans were collateralized by cash of $324,482,846, which is invested in a restricted money market account. Income from securities lending of $237,339 is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Purchases and sales of investment securities (other than short-term investments) for the six months ended April 30, 2002 are as follows:

PURCHASES                                                 SALES
---------------------------------------------------------------
$4,128,635,838                                   $3,343,637,165

As of April 30, 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes are as follows:

                                       GROSS                  GROSS                    NET
                                  UNREALIZED             UNREALIZED             UNREALIZED
TAX COST                        APPRECIATION           DEPRECIATION           APPRECIATION
------------------------------------------------------------------------------------------
$11,630,915,973               $1,847,628,894          $(520,336,641)        $1,327,292,253

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred loss on wash sales.

6.       DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company or other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a defined contribution plan available to all Directors.

7.       EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's expenses.

8.       LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $145,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. At April 30, 2002, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


9.       SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 1.5 billion shares of $.001 par value capital stock designated as follows: 1.15 billion Class A shares, 100 million Class B shares, 100 million Class C shares, 75 million Class P shares and 75 million Class Y shares.

Transactions in shares of capital stock were as follows:

                                                  SIX MONTHS ENDED                            YEAR ENDED
                                        APRIL 30, 2002 (UNAUDITED)                       OCTOBER 31, 2001
--------------------------------------------------------------------- -----------------------------------
CLASS A SHARES                           SHARES             AMOUNT              SHARES             AMOUNT
--------------------------------------------------------------------- -----------------------------------
SHARES SOLD                          88,060,538    $ 1,209,896,200          96,413,759    $ 1,403,391,442
REINVESTMENT OF DISTRIBUTIONS        30,862,812        411,784,613          58,877,214        868,648,069
SHARES REACQUIRED                   (36,291,474)      (496,120,059)        (63,215,015)      (922,050,903)
--------------------------------------------------------------------- -----------------------------------
INCREASE                             82,631,876    $ 1,125,560,754          92,075,958    $ 1,349,988,608
--------------------------------------------------------------------- -----------------------------------

CLASS B SHARES
--------------------------------------------------------------------- -----------------------------------
SHARES SOLD                          16,265,035    $   223,200,187          28,269,911    $   414,434,914
REINVESTMENT OF DISTRIBUTIONS         2,714,368         36,289,373           4,390,379         64,913,543
SHARES REACQUIRED                    (4,259,407)       (58,326,332)         (6,674,645)       (96,150,108)
--------------------------------------------------------------------- -----------------------------------
INCREASE                             14,719,996    $   201,163,228          25,985,645    $   383,198,349
--------------------------------------------------------------------- -----------------------------------

CLASS C SHARES
--------------------------------------------------------------------- -----------------------------------
SHARES SOLD                          17,219,940    $   236,632,484          24,228,831    $   354,768,609
REINVESTMENT OF DISTRIBUTIONS         1,278,254         17,047,462           2,074,984         30,679,899
SHARES REACQUIRED                    (3,291,135)       (45,133,520)         (3,767,610)       (53,952,176)
--------------------------------------------------------------------- -----------------------------------
INCREASE                             15,207,059    $   208,546,426          22,536,205    $   331,496,332
--------------------------------------------------------------------- -----------------------------------

CLASS P SHARES
--------------------------------------------------------------------- -----------------------------------
SHARES SOLD                           3,503,133    $    48,236,871           2,431,750    $    35,451,615
REINVESTMENT OF DISTRIBUTIONS            69,008            919,410              51,622            762,085
SHARES REACQUIRED                      (715,193)        (9,782,361)           (457,756)        (6,521,882)
--------------------------------------------------------------------- -----------------------------------
INCREASE                              2,856,948    $    39,373,920           2,025,616    $    29,691,818
--------------------------------------------------------------------- -----------------------------------

CLASS Y SHARES
--------------------------------------------------------------------- -----------------------------------
SHARES SOLD                           6,607,653    $    91,027,237          15,902,821    $   230,923,847
REINVESTMENT OF DISTRIBUTIONS           939,200         12,553,188             528,052          7,836,489
SHARES REACQUIRED                    (1,833,896)       (25,231,709)         (3,451,120)       (49,504,457)
--------------------------------------------------------------------- -----------------------------------
INCREASE                              5,712,957    $    78,348,716          12,979,753    $   189,255,879
--------------------------------------------------------------------- -----------------------------------

[LORD ABBETT LOGO]                                                                                                      PRSRT STD
                                                                                                                       U.S. POSTAGE
                                                                                                                           PAID
                                                                                                                        PERMIT 552
                                                                                                                      HACKENSACK, NJ











      This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

  Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                                                                   LAA-3-402
90 Hudson Street - Jersey City, New Jersey 07302-3973                                LORD ABBETT AFFILIATED FUND, INC.        (6/02)